Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Components of Other Assets [Line Items]
Cost method investments	$ 7,033		$ 6,978
Equity method investments	12,410		11,991
Other assets, carried at fair value	2,512		1,386
Total nonmarketable equity investments	21,955		20,355
Corporate/bank-owned life insurance	18,982		18,738
Accounts receivable	27,151		21,422
Interest receivable	4,871		5,019
Customer relationship and other amortized intangibles	5,660		6,987
Non-residential real estate	956		1,030
Operating lease assets	2,714		2,047
Due from customers on acceptances	201		279
Other	16,156		8,787
Total other assets	99,057	[1]	86,342	[1]
Income (Expense) Related to Nonmarketable Equity Investments [Abstract]
Net realized gains from nonmarketable equity investments	1,479		1,158		1,086
All other	(741)		(287)		(185)
Total	738		871		901
Government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate	982		2,093
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate	671		814
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	3,561		4,674
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	857		1,084
Federal bank stock [Member]
Components of Other Assets [Line Items]
Cost method investments	4,733		4,670
LIHTC investments [Member]
Components of Other Assets [Line Items]
Equity method investments	7,278		6,209
Private equity and other [Member]
Components of Other Assets [Line Items]
Cost method investments	2,300		2,308
Equity method investments	$ 5,132		$ 5,782

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.